Summary of Status of Restricted Stock Units and Changes (Detail) - Restricted Stock Units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Nonvested Stock Units
Nonvested at beginning period	2,160	3,921	7,018
Restricted stock units granted	2,000	1,923	1,893
Restricted stock units vested	(2,003)	(3,640)	(4,867)
Restricted stock units forfeited	(32)	(44)	(123)
Nonvested at ending period	2,125	2,160	3,921
Weighted Average Grant Date Fair Value
Nonvested at beginning period	$ 4.90	$ 2.90	$ 2.68
Restricted stock units granted	6.83	5.13	3.13
Restricted stock units vested	4.96	2.96	2.60
Restricted stock units forfeited	5.85	4.92	2.60
Nonvested at ending period	$ 6.65	$ 4.90	$ 2.90
Weighted Average Remaining Recognition Period (Years)
Nonvested at ending period	8 months 23 days	3 months 22 days	5 months 5 days